Basis of Presentation and Significant Accounting Policies - Changes in Balances of Component of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Beginning balance	$ 0
Other comprehensive income	131	0	0
Ending balance	$ 131	$ 0